Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (64,049)	$ (57,485)	$ (51,714)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	11,061	5,541	4,067
Depreciation and amortization	14,683	18,713	13,596
Non-cash operating lease costs	2,062	0	0
Change in fair value of earnout liabilities	46,015	0	0
Change in fair value of derivative warrant liabilities	(2,089)	0	0
Net amortization (accretion) of investment premiums (discounts)	0	11	(639)
Issuance of common stock warrants	0	0	453
Amortization of debt issuance costs	712	841	186
Deferred income taxes	(272)	(303)	(588)
Loss on disposal of property and equipment	64	191	285
Impairment of DogHero investment	0	2,080	0
Changes in operating assets and liabilities:
Accounts receivable	(23,024)	(519)	(1,760)
Prepaid expenses and other current assets	(3,126)	460	(935)
Other noncurrent assets	(24)	(59)	(117)
Accounts payable	3,738	(4,437)	887
Accrued expenses and other current liabilities	4,060	(3,177)	666
Deferred revenue	2,325	(1,736)	518
Pet parent deposits	20,338	(13,508)	2,648
Pet service provider liabilities	4,754	(5,320)	2,846
Operating lease liabilities	(2,307)	0	0
Other noncurrent liabilities	(587)	1,752	4,880
Net cash provided by (used in) operating activities	14,334	(56,955)	(24,721)
INVESTING ACTIVITIES
Purchase of property and equipment	(881)	(910)	(16,367)
Capitalization of internal-use software	(6,340)	(6,757)	(11,906)
Proceeds from disposal of property and equipment	24	0	0
Purchases of available-for-sale securities	(4,293)	(16,286)	(72,299)
Proceeds from sales of available-for-sale securities	0	29,002	22,356
Maturities of available-for-sale securities	0	23,450	97,933
Purchase of Series C preference shares of DogHero Ltd.	0	0	(5,000)
Proceeds from sale of DogHero investment	0	2,920	0
Net cash provided by (used in) investing activities	(11,490)	31,419	14,717
FINANCING ACTIVITIES
Proceeds from exercise of stock options and issuance of common stock	6,505	788	773
Taxes paid related to settlement of equity awards	(8,673)	0	0
Proceeds from reverse recapitalization and related financing	268,282	0	0
Payment of deferred transaction costs related to reverse recapitalization	(32,743)	0	0
Proceeds from borrowing on credit facilities	0	64,563	0
Repayment of borrowings on credit facilities	(38,124)	(26,439)	0
Issuance costs related to debt financing	0	(281)	0
Net cash provided by financing activities	195,247	38,631	773
Effect of exchange rate changes on cash and cash equivalents	(35)	99	(70)
Net increase (decrease) in cash and cash equivalents	198,056	13,194	(9,301)
Cash and cash equivalents, beginning of year	80,848	67,654	76,955
Cash and cash equivalents, end of year	278,904	80,848	67,654
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes	5	282	7
Cash paid for interest	2,511	2,073	19
Right-of-use assets obtained in exchange for lease liabilities (excluding those recognized upon initial adoption of ASC 842)	757	0	0
Conversion of redeemable convertible preferred stock to common stock	290,427	0	0
Earnout liability recognized upon the closing of the reverse recapitalization	228,082	0	0
Derivative warrant liabilities recognized upon the closing of the reverse recapitalization	22,032	0	0
Reclassification of earnout liabilities to additional paid-in-capital	274,097	0	0
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. holdback	0	62	3,633
Issuance of common stock warrants under credit facility and subordinated credit facility agreements	$ 0	$ 657	$ 234